NOTES PAYABLE (Details Textual) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Mar. 01, 2016	Sep. 30, 2016	Sep. 30, 2016	Feb. 28, 2014
IMT Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Demand Deferral Minimum Capital Proceeds Required	$ 15,000,000
Notes Payable		$ 325,993	$ 325,993
Debt Instrument, Interest Rate, Stated Percentage	3.50%
Interest Expense, Debt		1,138	4,463
IMT Notes [Member] | Director [Member]
Debt Instrument [Line Items]
Notes Payable		148,974	148,974
Promissory Note [Member]
Debt Instrument [Line Items]
Notes Payable				$ 200,000
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Interest Expense, Debt		$ 5,042	$ 8,932